Accrued liabilities - Summary of Accrued Liabilities (Detail) - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Financial Liabilities [Line Items]
Accrued liabilities	€ 19,400,357	€ 17,588,407
Clinical Accrued Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Accrued liabilities	7,950,639	5,221,572
Personnel Related Accruals [Member]
Disclosure Of Financial Liabilities [Line Items]
Accrued liabilities	6,387,541	7,827,392
Manufacturing Accrued Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Accrued liabilities	3,204,474	1,767,291
Nonclinical Accrued Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Accrued liabilities	331,605	445,238
Consulting Professional And Audit Liability [Member]
Disclosure Of Financial Liabilities [Line Items]
Accrued liabilities	238,400	729,162
Other Accrued Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Accrued liabilities	€ 1,287,698	€ 1,597,752